Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities	$ 2,317,201,680	$ 2,086,563,699
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	776,980,472	703,705,503
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	456,260,455	265,663,942
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	165,011,985	161,313,082
All other segments [member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 918,948,768	$ 955,881,172